Net Loss Per Share (Tables)	May 20, 2020
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders
Basic and diluted net loss per share attributable to common stockholders was calculated as follows for the years ended December 31, 2019, 2018 and 2017:

	Year ended December 31,
(In thousands)	2019	2018	2017
Numerator:
Net loss	$(149,773)	$(169,659)	$(137,481)

Net loss:	$(149,773)	$(169,659)	$(137,481)

Denominator:
Weighted average common shares outstanding, basic and diluted	38,086	37,751	33,027

Net loss per share, basic and diluted	$(3.93)	$(4.49)	$(4.16)

Schedule of Common Stock Equivalents Excluded from Calculation of Diluted Net Loss Per Share, as Including them Would have Anti-dilutive Effect
The following common stock equivalents were excluded from the calculation of diluted net loss per share as including them would have an anti-dilutive effect:

	Year ended December 31,
	2019	2018	2017
Shares issuable upon conversion of the 2024 convertible notes	7,515	7,515	5,017
Stock Options	4,988	4,498	3,602
Restricted Stock Units	802	266	147

	13,305	12,279	8,766